STANDISH, AYER & WOOD INVESTMENT TRUST
                              One Financial Center
                           Boston, Massachusetts 02111

                                    February 3, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Standish, Ayer & Wood Investment Trust (the "Trust") (File Nos. 33-8214 and 811-4813)
               -----------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of combined prospectus and statement of additional information for each of the (1) Standish Group of Equity Funds, which includes Standish Select Value Fund, Standish Small Cap Growth Fund (Institutional Class), Standish Small Cap Value Fund, Standish Small Capitalization Equity Fund, Standish International Equity Fund and Standish International Small Cap Fund, (2) Standish Group of Tax-Sensitive Funds, which includes Standish Tax-Sensitive Equity Fund, Standish Small Cap Tax-Sensitive Equity Fund, Standish Intermediate Tax Exempt Bond Fund and Standish Massachusetts Intermediate Tax Exempt Bond Fund, and (3) the Standish Small Cap Growth Fund (Service Class), that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 108 (amendment No. 112 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-03-000093). Post-Effective Amendment No. 108 was filed electronically with the Securities and Exchange Commission on January 28, 2003.

         If you have any questions or comments concerning this filing, please contact Charles. F. McCain, Esq., counsel to the Trust, at (617) 526-6276 (collect).

                                    Very truly yours,
                                    Standish, Ayer & Wood Investment Trust

                                    /s/ Denise B. Kneeland
                                    ----------------------
                                    Denise B. Kneeland
                                    Assistant Vice President